Schedule of Right of use assets (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Jun. 30, 2025 SGD ($)
IfrsStatementLineItems [Line Items]
At beginning of financial period/year		$ 4,949,372
Depreciation	$ 1,450,881	1,865,688	$ 330,968
At end of financial year	$ 4,337,727	5,577,883		$ 4,949,372
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
At beginning of financial period/year		8,660,790	2,753,093	2,753,093
Additions		2,755,912		3,275,940
Acquisition				4,825,203
Written off		(1,267,738)		(3,966,296)
Fair value reserve				1,772,850
At end of financial year		10,148,964		8,660,790
Accumulated Depreciation [Member]
IfrsStatementLineItems [Line Items]
At beginning of financial period/year		3,711,418	$ 2,729,633	2,729,633
Acquisition				3,691,417
Depreciation		1,865,688		1,073,469
Written off		(1,006,025)		(3,783,101)
At end of financial year		$ 4,571,081		$ 3,711,418